OTHER INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Rental income	$ 5,202	$ 2,708	$ 2,270
Unrealized gain on foreign currency denominated borrowings	5,453	0	0
Loss on investments	(286)	0	0
Non-service components of net periodic pension benefit (cost)	176	(2,169)	(419)
Gain (loss) on contingent consideration	(1,036)	(519)	228
Other	(851)	(139)
Other			2,062
Other income (expense), net	$ 8,658	$ (119)	$ 4,141